UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 3/31/2009
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
April 23, 2009

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     35
                                             --
Form 13F Information Table Value Total:    $1,380,336 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                         FORM 13F
                                                    As of: 3/31/2009
                                             Name of Reporting Stralen & Company

ITEM 1:                    ITEM 2:       ITEM 3:   ITEM 4:       ITEM 5:              ITEM 6:           ITEM 7        ITEM 8
                                                                                      INVESTMENT
                                                                                      DISCRETION                       VOTING
                           TITLE                  FAIR                        (a)     (b)        (c)               AUTORITY (SHARES)
                            OF                    MARKET  SHARES OR  SH/PUT/         SHARED-AS   SHARED- OTHER     (a)    (b)    (c)
NAME OF ISSUER             CLASS       CUSIP NO.  VALUE   PRINCIPAL  PRN/CALL  SOLE  DEFINED IN  OTHER  MANAGERS  SOLE  SHARED  NONE
                                                 ("000"                              Inst. V           Inst. V
                                                 omitted)
CISCO SYS INC COM       Common Stocks  17275R102  $40,917  2,439,880           Sole                              2,252,780   187,100
HEWLETT PACKARD CO COM  Common Stocks  428236103  $38,153  1,190,058           Sole                              1,097,458    92,600
INTEL CORP COM          Common Stocks  458140100  $43,658  2,904,756           Sole                              2,680,356   224,400
MICROSOFT CORP COM      Common Stocks  594918104  $38,067  2,072,236           Sole                              1,911,936   160,300
ABBOTT LABS COM         Common Stocks  002824100  $44,064    923,783           Sole                                854,783    69,000
JOHNSON & JOHNSON       Common Stocks  478160104  $36,422    692,442           Sole                                647,642    44,800
LILLY ELI & CO COM      Common Stocks  532457108  $38,315  1,146,806           Sole                              1,060,906    85,900
THERMO FISHER
  SCIENTIFIC            Common Stocks  883556102   $1,209     33,900           Sole                                 16,700    17,200
3M COMPANY              Common Stocks  88579Y101  $14,715    295,950           Sole                                273,250    22,700
AUTOMATIC DATA
  PROCESSING INC        Common Stocks  053015103   $1,278     36,350           Sole                                 14,650    21,700
AVON PRODS INC COM      Common Stocks  054303102  $45,160  2,348,400           Sole                              2,150,500   197,900
BERKSHIRE HATHAWAY
  INC DEL CL            Common Stocks  084670207     $423        150           Sole                                    150
CATERPILLAR INC DEL COM Common Stocks  149123101  $45,880  1,640,900           Sole                              1,511,500   129,400
DANAHER CORP DEL COM    Common Stocks  235851102  $54,077    997,365           Sole                                918,865    78,500
EMERSON ELEC CO COM     Common Stocks  291011104  $50,490  1,766,605           Sole                              1,636,905   129,700
GENERAL ELECTRIC CO COM Common Stocks  369604103  $38,581  3,816,130           Sole                              3,561,230   254,900
INTERNATIONAL BUSINESS
  MACHS C               Common Stocks  459200101  $62,285    642,847           Sole                                589,647    53,200
L-3 COMMUNICATIONS
  HLDGS INC C           Common Stocks  502424104  $51,670    762,100           Sole                                700,550    61,550
LOEWS CORP COM          Common Stocks  540424108  $42,740  1,933,952           Sole                              1,781,152   152,800
MCDONALDS CORP COM      Common Stocks  580135101  $65,729  1,204,486           Sole                              1,118,836    85,650
PARKER HANNIFIN
  CORP COM              Common Stocks  701094104  $52,121  1,533,873           Sole                              1,418,073   115,800
PROCTER & GAMBLE CO COM Common Stocks  742718109  $33,343    708,075           Sole                                654,425    53,650
SCHLUMBERGER LTD.       Common Stocks  806857108  $11,512    283,412           Sole                                261,912    21,500
UNITED TECHNOLOGIES     Common Stocks  913017109  $30,352    706,190           Sole                                651,590    54,600
WAL MART STORES INC COM Common Stocks  931142103     $542     10,400           Sole                                 10,400
CHEVRON CORP NEW COM    Common Stocks  166764100  $67,920  1,010,119           Sole                                934,269    75,850
DEVON ENERGY
  CORP NEW COM          Common Stocks  25179M103  $43,608    975,799           Sole                                900,799    75,000
OCCIDENTAL PETE CORP
  DEL COM               Common Stocks  674599105  $73,315  1,317,424           Sole                              1,218,260    99,164
XTO ENERGY INC COM      Common Stocks  98385X106  $61,313  2,002,369           Sole                              1,855,069   147,300
AT&T INC COM            Common Stocks  00206R102     $398     15,796           Sole                                 15,796
CONSOLIDATED
  EDISON INC COM        Common Stocks  209115104  $67,878  1,713,666           Sole                              1,576,900   136,766
DUKE ENERGY CORP
  NEW COM               Common Stocks  26441C105  $62,155  4,340,421           Sole                              3,995,221   345,200
PFIZER INC COM          Common Stocks  717081103  $58,591  4,301,852           Sole                              4,043,086   258,766
SOUTHERN CO COM         Common Stocks  842587107  $62,181  2,030,725           Sole                              1,879,325   151,400
TECO ENERGY INC COM     Common Stocks  872375100   $1,274    114,300           Sole                                 49,650    64,650

Total                                                     $1,380,336
